CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Accounts receivable, net allowances	$ 5,641	$ 6,223
Preferred stock, par value (in dollars per share)	$ 0.25	$ 0.25
Preferred stock, share authorized (in shares)	3,000,000	3,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.25	$ 0.25
Common stock, share authorized (in shares)	85,000,000	85,000,000
Common stock, shares issued (in shares)	84,746,000	84,746,000
Treasury stock, common, shares (in shares)	38,400,000	36,443,000